Additional Information - Condensed Financial Statements of The Parent Company - Condensed Statements of Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses [Abstract]
Sales and marketing expenses	$ (26,352)	$ (27,220)	$ (33,958)
General and administrative expenses	(22,670)	(32,772)	(34,976)
Total operating expenses	(104,481)	(140,336)	(146,600)
Other operating income	1,407	1,578	1,729
Exchange (loss) gain	1,623	168	(151)
Interest income	15,051	16,941	18,836
Investment (loss) income	1,457	(3,328)	(18,526)
Other income	1,198	793	1,649
(Loss) income before income taxes	9,883	(38,990)	(86,766)
Income taxes	(323)	(258)	(422)
Net (loss) income attributable to Agora, Inc.'s ordinary shareholders	11,798	(44,957)	(89,252)
Parent Company
Operating Expenses [Abstract]
Sales and marketing expenses	0	0	(178)
General and administrative expenses	(899)	(901)	(477)
Total operating expenses	(899)	(901)	(655)
Losses from subsidiaries and VIEs	(4,132)	(46,558)	(88,197)
Exchange (loss) gain	1,162	(291)	(1,184)
Interest income	8,849	8,366	8,125
Investment (loss) income	3,352	(4,136)	(6,950)
Other income	1,198	793	1,649
(Loss) income before income taxes	9,530	(42,727)	(87,212)
Income taxes	(2)	0	(7)
Net (loss) income attributable to Agora, Inc.'s ordinary shareholders	$ 9,528	$ (42,727)	$ (87,219)